Right of use assets - (Details 1) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 430,026	$ 5,850	₨ 356,110
Non-current lease liabilities	1,772,623	$ 24,115	1,470,099
Total	₨ 2,202,649		₨ 1,826,209	₨ 1,786,852